Debt - Predecessor Debt - Narrative (Details) - USD ($) $ in Thousands					7 Months Ended	10 Months Ended	12 Months Ended
	Dec. 15, 2020	Mar. 16, 2020	Jan. 23, 2019	Jan. 22, 2019	Dec. 31, 2020	Oct. 22, 2020	Dec. 31, 2021	Dec. 31, 2019	Dec. 31, 2012	Dec. 22, 2008
Debt Instrument [Line Items]
Interest expense					$ 616	$ 1	$ 7,762	$ 127
Line of Credit | Columbia Bank
Debt Instrument [Line Items]
Maximum borrowing capacity									$ 4,500	$ 350
Borrowing threshold									90.00%
Repayments of long-term lines of credit			$ 2,000
Interest expense			$ 32
Line of Credit | Columbia Bank | Prime Rate
Debt Instrument [Line Items]
Variable rate									1.00%
Line of Credit | Columbia Bank | Floor Rate
Debt Instrument [Line Items]
Variable rate									5.00%
Line of Credit | BB&T
Debt Instrument [Line Items]
Maximum borrowing capacity				$ 10,000
Repayments of long-term lines of credit	$ 2,000
Interest expense	$ 4
Commitment fee percentage		0.125%
Line of Credit | BB&T | Prime Rate
Debt Instrument [Line Items]
Variable rate				0.25%
Line of Credit | BB&T | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Variable rate		2.25%